ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Disclosure of accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable And Accrued Liabilities [Abstract]
Trade payables	$ 32,775	$ 24,171
Accrued liabilities	18,972	19,514
Total trade and other current payables	$ 51,747	$ 43,685